Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Assets
Cash and due from banks	$ 6,145,000
Interest-earning demand deposits with banks	1,374,000
Cash and Cash Equivalents	7,519,000	7,308,000	24,755,000
Securities held to maturity (fair value of $77,975, $83,636 and $78,367, respectively)	78,518,000
Loans receivable, net of allowance for loan losses of $3,634, $3,686 and $4,270, respectively	231,449,000
Other real estate owned	1,283,000	409,000	530,000
Premises and equipment	8,298,000	8,486,000	8,882,000
Federal Home Loan Bank of New York stock, at cost	1,710,000
Bank owned life insurance	7,246,000
Accrued interest receivable	1,251,000	1,318,000	1,229,000
Other assets	2,978,000
Total Assets	340,252,000
Deposits:
Non-interest bearing	24,821,000
Interest bearing	241,247,000
Total Deposits	266,068,000	263,389,000	280,467,000
Advances from Federal Home Loan Bank of New York	30,000,000
Advance payments by borrowers for taxes and insurance	575,000
Other liabilities	2,584,000
Total Liabilities	299,227,000
Stockholders’ Equity
Common stock, par value $0.10; 10,000,000 shares authorized; 5,620,625 issued; 5,010,437 shares outstanding	562,000
Paid-in capital	24,689,000
Retained earnings	21,766,000
Unallocated common stock held by ESOP (67,447, 75,878 and 92,740 shares, respectively)	(674,000)
Treasury stock, at cost, 610,188 shares	(5,244,000)
Accumulated other comprehensive loss	(74,000)
Total Stockholders’ Equity	41,025,000
Total Liabilities and Stockholders’ Equity	340,252,000
Restatement Adjustment [Member]
Assets
Cash and due from banks		6,432,000	19,941,000
Interest-earning demand deposits with banks		876,000	4,814,000
Cash and Cash Equivalents		7,308,000	24,755,000
Securities held to maturity (fair value of $77,975, $83,636 and $78,367, respectively)		84,932,000	80,912,000
Loans receivable, net of allowance for loan losses of $3,634, $3,686 and $4,270, respectively		230,275,000	223,256,000
Other real estate owned		409,000	530,000
Premises and equipment		8,486,000	8,882,000
Federal Home Loan Bank of New York stock, at cost		2,190,000	1,827,000
Bank owned life insurance		7,136,000	6,919,000
Accrued interest receivable		1,318,000	1,229,000
Other assets		3,070,000	4,160,000
Total Assets		345,124,000	352,470,000
Deposits:
Non-interest bearing		22,206,000	18,559,000
Interest bearing		241,183,000	261,908,000
Total Deposits		263,389,000	280,467,000
Advances from Federal Home Loan Bank of New York		38,000,000	30,000,000
Advance payments by borrowers for taxes and insurance		494,000	132,000
Other liabilities		2,553,000	2,480,000
Total Liabilities		304,436,000	313,079,000
Stockholders’ Equity
Common stock, par value $0.10; 10,000,000 shares authorized; 5,620,625 issued; 5,010,437 shares outstanding		562,000	562,000
Paid-in capital		24,616,000	24,473,000
Retained earnings		21,548,000	20,560,000
Unallocated common stock held by ESOP (67,447, 75,878 and 92,740 shares, respectively)		(759,000)	(927,000)
Treasury stock, at cost, 610,188 shares		(5,244,000)	(5,244,000)
Accumulated other comprehensive loss		(35,000)	(33,000)
Total Stockholders’ Equity		40,688,000	39,391,000
Total Liabilities and Stockholders’ Equity		$ 345,124,000	$ 352,470,000